Supplement to the

Fidelity Advisor® New York Municipal Income Fund

Class A (FNMAX), Class T (FNYPX), Class B (FNYBX), Class C (FNYCX), and Institutional Class (FEMIX)

Classes of shares of Fidelity® New York Municipal Income Fund

A Fund of Fidelity New York Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2015

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in the "Description of the Fund" section on page 57.

Custodian. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

ASNM-ASNMIB-15-01  June 1, 2015
1.777519.112

Supplement to the
Fidelity Advisor® New York Municipal Income Fund
Institutional Class
April 1, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ASNMI-15-01  June 1, 2015
1.777518.119

Supplement to the

Fidelity® New York Municipal Income Fund (FTFMX)
A Class of shares of Fidelity New York Municipal Income Fund

A Fund of Fidelity New York Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2015

The following information replaces similar information found in the "Description of the Fund" section on page 56.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

NFYB-15-01  June 1, 2015
1.791603.112